UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-04019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York      February 11, 2009
----------------------------   ------------------------  -----------------
       [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   39
                                               -------------

Form 13F Information Table Value Total:              $32,176
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                           FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2             COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
-------------------------- ----------------    ---------    -------- ----------------- ---------- -------- ------------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS       CUSIP      (x$1000) PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------------- ----------------    ---------    -------- -------- --- ---- ---------- -------- -------- -------- ------

ALLIED CAP CORP NEW           COM               01903Q108     323    120,000   SH       SOLE                120,000

ALTRIA GROUP INC              COM               02209S103     527     35,000   SH       SOLE                 35,000

AMERISOURCEBERGEN CORP        COM               03073E105     998     28,000   SH       SOLE                 28,000

APPLE INC                     COM               037833100   1,067     12,500   SH       SOLE                 12,500

BERKSHIRE HATHAWAY INC DEL    CL A              084670108     483          5   SH       SOLE                      5

BERKSHIRE HATHAWAY INC DEL    CL B              084670207   1,430        445   SH       SOLE                    445

BRINKS CO                     COM               109696104     269     10,000   SH       SOLE                  10,000

BROADRIDGE FINL SOLUTIONS IN  COM               11133T103     630     50,200   SH       SOLE                  50,200

CARRIZO OIL & CO INC          COM               144577103     725     45,000   SH       SOLE                  45,000

CHINA HEALTHCARE ACQ CORP     *W EXP 04/18/201  16939Q112       1    100,000   SH       SOLE                 100,000

CISCO SYS INC                 COM               17275R102     978     60,000   SH       SOLE                  60,000

COCA COLA CO                  COM               191216100   1,132     25,000   SH       SOLE                  25,000

COMCAST CORP NEW              CL A SPL          20030N200   1,220     75,530   SH       SOLE                  75,530

COVIDIEN LTD                  COM               G2552X108     625     17,250   SH       SOLE                  17,250

CVS CAREMARK CORPORATION      COM               126650100     719     25,000   SH       SOLE                  25,000

DIRECTV GROUP INC             COM               25459L106     687     30,000   SH       SOLE                  30,000

DST SYS INC DEL               COM               233326107     380     10,000   SH       SOLE                  10,000

GENERAL ELECTRIC CO           COM               369604103     405     25,000   SH       SOLE                  25,000

HALLIBURTON CO                COM               406216101     182     10,000   SH       SOLE                  10,000

HARRIS CORP DEL               COM               413875105   1,427     37,500   SH       SOLE                  37,500

JOHNSON & JOHNSON             COM               478160104   2,124     35,500   SH       SOLE                  35,500

JPMORGAN & CHASE & CO         COM               46625H100     820     26,000   SH       SOLE                  26,000

MASTERCARD INC                CL A              57636Q104   2,144     15,000   SH       SOLE                  15,000

MCKESSON CORP                 COM               58155Q103     968     25,000   SH       SOLE                  25,000

MONSANTO CO NEW               COM               61166W101   2,286     32,500   SH       SOLE                  32,500

MORGAN STANLEY                COM NEW           617446448     241     15,000   SH       SOLE                  15,000

NEWS CORP                     CL B              65248E203     192     20,000   SH       SOLE                  20,000

NOVELL INC                    COM               670006105   1,128    290,000   SH       SOLE                 290,000

OMNICARE INC                  COM               681904108     347     12,500   SH       SOLE                  12,500

PAYCHEX INC                   COM               704326107     394     15,000   SH       SOLE                  15,000

PEABODY ENERGY CORP           COM               704549104     398     17,500   SH       SOLE                  17,500

PHILIP MORRIS INTL INC        COM               718172109   3,481     80,000   SH       SOLE                  80,000

ROBBINS & MYERS INC           COM               770196103     323     20,000   SH       SOLE                  20,000

SEACOR HOLDINGS INC           COM               811904101   1,233     18,500   SH       SOLE                  18,500

STREAM GLOBAL SVCS INC        *W EXP 10/17/201  86323M118      59    330,100   SH       SOLE                 330,100

TIME WARNER CABLE INC         CL A              88732J108     322     15,000   SH       SOLE                  15,000

TIME WARNER INC               COM               887317105     503     50,000   SH       SOLE                  50,000

WALGREEN CO                   COM               931422109     247     10,000   SH       SOLE                  10,000

XTO ENERGY INC                COM               98385X106     758     21,500   SH       SOLE                  21,500
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